FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Summary of the changes in the fair value (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of the changes in the fair value [Abstract]
Balance - Beginning of period	$ 10,964,006	$ 10,997,561
Balance - End of period	6,343	10,964,006
Aggregate fair value of derivative instruments issued	3,053,272	1,634,527
Change in fair value of derivative liabilities	$ (7,626,121)	$ (1,668,082)